SHORT-TERM AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
SHORT-TERM AND LONG-TERM INVESTMENTS
NOTE 3:-	SHORT-TERM AND LONG-TERM INVESTMENTS

Short-term and long-term investments include marketable securities in the amount of $462,298 and $312,465 as of December 31, 2015 and 2014, respectively and short-term bank deposits in the amounts of $40,146 and $0 as of December 31, 2015 and 2014, respectively.

The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2015 and 2014:

	Amortized cost		Gross unrealized gains		Gross unrealized losses		Estimated fair value
	December 31,		December 31,		December 31,		December 31,
	2015	2014	2015	2014	2015	2014	2015	2014
Level 2:
Corporate debentures	$452,556	$305,046	$267	$1,326	$2,338	$711	$450,485	$305,661
U.S. Agencies	4,999	-	3	-	2	-	5,000	-
U.S. Treasuries	7,010	7,011	-	-	197	207	6,813	6,804

	$464,565	$312,057	$270	$1,326	$2,537	$918	$462,298	$312,465

The scheduled maturities of available-for-sale marketable securities as of December 31, 2015 were as follows:

	Amortized	Estimated
	cost	fair value

Due within one year	58,998	59,049
Due after one year through five years	398,557	396,436
Due after six years through ten years	7,010	6,813

	464,565	462,298

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2015 and 2014 were as indicated in the following tables:

	December 31, 2015
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$242,545	$(1,750)	$113,581	$(588)	$356,126	$(2,338)
U.S. Agencies	1,997	(3)	-	-	1,997	(3)
U.S. treasuries	-	-	6,813	(196)	6,813	(196)

	$244,542	$(1,753)	$120,394	$(784)	$364,936	$(2,537)

	December 31, 2014
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Corporate debentures	$47,575	$(189)	86,950	$(522)	$134,525	$(711)
U.S. treasuries	-	-	6,804	(207)	6,804	(207)

	$47,575	$(189)	$93,754	$(729)	$141,329	$(918)